CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Total Profit for the year	$ 20,800	$ 98,478	$ 443,828
Items that will not be reclassified subsequently to income or loss:
Remeasurement gains (losses) on defined-benefit obligations	3,139	(5,620)	9,779
Tax effect	(757)	1,500	(2,082)
Total income (expense) that will not be reclassified subsequently to profit (loss)	2,382	(4,120)	7,697
Items that may be reclassified subsequently to income or loss:
Cash flow hedge accounting	(3,471)	2,245
Translation differences	(46,969)	11,730	(17,178)
Tax effect	865	(767)
Total (expense) income that may be reclassified subsequently to profit (loss)	(49,575)	13,208	(17,178)
Items that have been reclassified to profit (loss) in the period:
Cash flow hedge accounting	1,007	83
Total items that have been reclassified to profit (loss)	1,007	83
Other comprehensive (loss) profit for the year, net of income tax	(46,186)	9,171	(9,481)
Total comprehensive (loss) profit for the year	(25,386)	107,649	434,347
Total comprehensive (loss) profit attributable to the Parent	(20,216)	91,105	430,219
Total comprehensive (loss) profit attributable to non-controlling interests	$ (5,170)	$ 16,544	$ 4,128